FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 31, 2020
FINANCIAL INSTRUMENTS (Tables)
Schedule of Contractual concentration of credit risk

	January 31, 2020	January 31, 2019

Cash and cash equivalents	$10,688,861	$8,308,884
Term deposits	-	9,656,320
Investments (Note 8(b))	2,658,284	-
Royalty receivable	4,205,261	3,969,356

Total	$17,552,406	$21,934,560

Schedule of Foreign Currency Risk

	January 31, 2020		January 31, 2019

Cash and cash equivalents	US$	7,292,870	US$	5,842,116
Term deposits		-		7,360,000
Royalty receivable		3,177,859		2,988,169
Investments		2,008,830		-
Accounts payable		-		(65)
Current income tax liability		-		(2,160,272)

Net exposure	US$	12,479,559	US$	14,029,948

Canadian dollar equivalent		$16,514,200		$18,407,291

Schedule of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Cash and cash equivalents	$10,688,861	$-	$-
Investments	2,674,862	-	-
	$13,363,723	$-	$-